STOCKHOLDERS' EQUITY (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expected Volatility	112.10%
Risk Free Rate	1.27%
Contractual Life	2 years
Corporate Note Securities [Member]
Fair Value of Warrants		$ 1,446
Number of Warrants		975,051
Stock Price		$ 1.70
Exercise Price		$ 1.00
Expected Volatility		245.00%
Risk Free Rate		0.75%
Contractual Life		2 years
Corporate Note Securities [Member]
Fair Value of Warrants		$ 277
Number of Warrants		170,187
Stock Price		$ 1.70
Exercise Price		$ 1.10
Expected Volatility		245.00%
Risk Free Rate		0.75%
Contractual Life		3 years
Bridge Loan [Member]
Fair Value of Warrants			$ 1,222
Number of Warrants			1,180,000
Stock Price			$ 2.48
Exercise Price			$ 2.89
Expected Volatility			170.00%
Risk Free Rate			0.20%
Contractual Life			3 years
Convertible Debt [Member]
Fair Value of Warrants		$ 1,625
Number of Warrants		1,648,270
Stock Price		$ 1.12
Exercise Price		$ 2.50
Expected Volatility		203.00%
Risk Free Rate		0.76%
Contractual Life		3 years
Heartland Credit Agreements [Member]
Fair Value of Warrants			$ 56
Number of Warrants			22,500
Stock Price			$ 25.00
Exercise Price			$ 25.00
Expected Volatility			99.00%
Risk Free Rate			1.29%
Contractual Life			5 years
Consultants [Member]
Fair Value of Warrants			$ 425
Number of Warrants			60,000
Stock Price			$ 23.30
Exercise Price			$ 42.50
Expected Volatility			99.00%
Risk Free Rate			1.29%
Contractual Life			5 years
SOS Ventures, LLC [Member]
Fair Value of Warrants		$ 170
Number of Warrants		200,000
Stock Price		$ 1.20
Exercise Price		$ 25.00
Expected Volatility		199.00%
Risk Free Rate		0.76%
Contractual Life		3 years
Bristol [Member]
Fair Value of Warrants		$ 1,024
Number of Warrants		541,026
Stock Price		$ 3.10
Exercise Price		$ 3.12
Expected Volatility		101.00%
Risk Free Rate		1.38%
Contractual Life		3 years
Series B Preferred Stock Offering Fees [Member]
Fair Value of Warrants		$ 1,590
Number of Warrants		1,272,724
Stock Price		$ 1.30
Exercise Price		$ 1.30
Expected Volatility		238.00%
Risk Free Rate		0.92%
Contractual Life		3 years
Series B Preferred Stock [Member]
Fair Value of Warrants		$ 9,486
Number of Warrants		9,090,926
Stock Price		$ 1.30
Exercise Price		$ 2.50
Expected Volatility		238.00%
Risk Free Rate		0.78%
Contractual Life		2 years